UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 16, 2016 to May 17, 2016

Commission File Number of issuing entity: 333-190246-17

Central Index Key Number of issuing entity: 0001652982

JPMBB Commercial Mortgage Securities Trust 2015-C32

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding II LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576832

MC-Five Mile Commercial Mortgage Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001567746

Redwood Commercial Mortgage Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001587045

RAIT Funding, LLC

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3979800
38-3979801
38-7143637

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X
EC			X
D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On May 17, 2016 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C32.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2015-C32 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on May 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	89	1,140,470,634.09
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	89	1,140,470,634.09

No delinquent loans for this period.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2015-C32 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 16, 2016 to May 17, 2016. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 12, 2016. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2016. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 12, 2016. The CIK number for Barclays Bank PLC is 0000312070.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 5, 2016. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 9, 2016.  The CIK number for MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2016. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 16, 2016.  The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2015-C32, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	4/15/2016	$0.00
Current Distribution Date:	5/17/2016	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date:	4/15/2016	$0.00
Current Distribution Date:	5/17/2016	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2015-C32, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	4/15/2016	$3,918.34
Current Distribution Date:	5/17/2016	$3,785.77
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	4/15/2016	$0.00
Current Distribution Date:	5/17/2016	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	4/15/2016	$0.00
Current Distribution Date:	5/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C32, relating to the May 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: May 27, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C32, relating to the May 17, 2016 distribution.